Related-Party Disclosures - Schedule of Structured Consolidated Entities (Detail) - Consolidated structured entities [member]	12 Months Ended
Dec. 31, 2019
Stantec Architecture Inc. [member] | North Carolina, United States [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	North Carolina, United States
Stantec Architecture Ltd. [member] | Canada [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	Canada
Stantec Geomatics Ltd. [member] | Alberta, Canada [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	Alberta, Canada
Stantec International Inc. [member] | Pennsylvania, United States [member]
Disclosure Of Significant Consolidated Structure Entities [Line items]
Jurisdiction of Incorporation	Pennsylvania, United States